UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001395489

Balboa Capital Corporation1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001395489

Central Index Key Number of underwriter (if applicable): N/A

Patrick E. Byrne, 949-553-3415

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

[1]	Balboa Capital Corporation is filing this Form ABS-15G for itself and on behalf of its affiliate, BCC Funding XIII LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated September 1, 2016, obtained by the issuer, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Balboa Capital Corporation

By:	/s/ Patrick E. Byrne
Name: Patrick E. Byrne
Title: President and Chief Executive Officer

Date: September 1, 2016

EXHIBIT INDEX

Exhibit 99.1:	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated September 1, 2016.